SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Tangible and Intangible Assets Excluding Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognized in profit or loss	$ 83,000	$ 720,000	$ 306,000
Licenses and internal developments | Internally generated
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognized in profit or loss	$ 83,000	$ 720,000	$ 306,000